OTHER LONG-TERM LIABILITY (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2011
Plant and Equipment [Member]
Subsidiary Received	¥ 3,000	¥ 0	¥ 3,700	¥ 4,040	¥ 8,630	¥ 14,000
Land Use Rights [Member]
Subsidiary Received						¥ 10,900